Contract assets and liabilities (Details 4) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)
Unbilled revenue | $	$ 217		$ 74
Deferred revenue | $	(625)		(1,076)
Estimated earnings | $	(408)		(1,002)
Contract assets, net | $	$ 217		$ 74
ZHEJIANG TIANLAN
Deferred revenue | ¥		¥ (34,503)		¥ (37,481)
Gross contract assets | ¥		89,440		81,198
Less: allowance for doubtful accounts | ¥		12,448		8,888
Contract assets, net | ¥		¥ 76,992		¥ 72,310